Document And Entity Information	9 Months Ended
Mar. 31, 2024
Document Information Line Items
Entity Registrant Name	Incannex Healthcare Inc.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001873875
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE